Cash - Schedule of Cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand
Cash in banks	3,247,287	13,567
Total cash	$ 3,274,287	$ 13,567